Borrowings (Tables)	6 Months Ended
Jun. 30, 2014
Long-Term Debt Obligations:
Borrowings
	June 30, 2014	December 31, 2013
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$ 132,750	$ 137,250
BNP Paribas S.A. and DVB Bank SE	72,000	74,250
DVB Bank SE and ABN AMRO Bank N.V.	37,655	39,448
Eurobank Ergasias S.A. $52.2 million	45,117	46,482
Eurobank Ergasias S.A. $52.0 million	42,222	43,446
ABN AMRO Bank N.V.	38,355	41,336
Norddeutsche Landesbank Girozentrale	24,971	24,971
DVB Bank SE and Credit Agricole Corporate and Investment Bank	53,096	49,943
Ship Mortgage Notes $670 million	670,000	610,000
Deutsche Bank AG Filiale Deutschlandgeschäft	45,493	47,652
HSH Nordbank AG $40.3 million	38,411	39,670
HSH Nordbank AG $51.0 million	50,200	—
Total borrowings	1,250,270	1,154,448
Less: current portion	(38,781)	(34,714)
Add: bond premium	1,905	—
Total long-term borrowings	$ 1,213,394	$ 1,119,734

Long-Term Debt Obligations
June 30, 2014
Long-Term Debt Obligations:
Year
June 30, 2015	$ 38,781
June 30, 2016	38,433
June 30, 2017	98,475
June 30, 2018	54,696
June 30, 2019	132,800
June 30, 2020 and thereafter	887,085
Total	$ 1,250,270